Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Allowance for credit loss	$ 0	$ 0
Available-for-sale, amortized cost	18,689	20,986
Mortgage loans, allowance for credit loss	15	12
Limited partnerships and other alternative investments, fair value	58	0
Reinsurance recoverable, allowance for credit loss	27	37
Reinsurance recoverables	40,400	35,848
Derivative, fair value	858	(777)
Other policyholder funds and benefits payable, fair value	254	575
Funds withheld liability	10,485	6,379
Fair Value	(560)	(15)
Other liabilities	$ 2,036	$ 1,920
Common stock, shares authorized	1,000	1,000
Common stock, shares, issued	1,000	1,000
Common stock, shares, outstanding	1,000	1,000
Common stock, par value (in dollars per share)	$ 5,690	$ 5,690
Reinsurance recoverable for GMWB
Derivative, fair value	$ 335	$ (8)
Affiliated Entity
Reinsurance recoverables	11,223	6,130
Funds withheld liability	9,248	5,128
Other liabilities	$ 928	$ 818